Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Accounting Policy [Line Items]
Summary of Accounting Policies

2. SUMMARY OF ACCOUNTING POLICIES:

Basis of Accounting

The financial statements of the Plan are prepared under the accrual method of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets available for benefits and disclosure of commitments at the date of the financial statements and the changes in assets available for benefits during the applicable reporting period. The most significant estimates relate to the valuation of investments. Actual results could differ from those estimates. Moreover, it is reasonably possible that the value of these investments will change in the ensuing year.

Investment Valuation and Income Recognition

Mutual funds and the common stock investment are stated at fair market value as determined by quoted market prices. The common collective trust’s fair value is determined using the Net Asset Value (“NAV”) provided by the administrator of the fund under the practical expedient approach.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Contribution Receivable

Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation.

Payment of Benefits

Benefits are recorded when paid.

Risks and Uncertainties

The Plan provides for various investment options which may invest in any combination of common stock, mutual funds and common collective trust funds. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in their value, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported in the financial statements. The Plan had three investments which exceed 10% of total investments at December 31, 2025: Retirement 2040 Fund I Class – 12.9%, Retirement 2030 Fund I Class - 11.8% and Retirement 2035 Fund I Class - 10.7%. The Plan had three investments which exceed 10% of total investments at December 31, 2024: Retirement 2040 Fund I Class – 13.1%, Retirement 2030 Fund I Class - 12.1% and Retirement 2035 Fund I Class - 10.4%.

Fair Value

The Plan follows the Financial Accounting Standards Board’s Fair Value Measurement guidance relating to financial assets and liabilities. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements; accordingly, the standard does not require any new fair value measurements of reported balances.

The guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, the guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

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Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan has the ability to access.

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Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly, such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals.

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Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is minimal, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Plan’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Subsequent Events

The Plan monitors significant events occurring after the financial statement date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued. All subsequent events of which the Plan is aware of were evaluated through the date of this report June 26, 2026. Effective January 1, 2026, in accordance with the SECURE 2.0 Act, catch-up contributions for participants who have attained, or will attain, age 50 by the end of the Plan year and whose prior-year FICA wages exceeded $150,000 are required to be designated as Roth catch-up contributions.